SHARE CAPITAL AND RESERVES (Details - Black-Scholes warrant pricing model) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Risk-free interest rate	3.00%	4.00%
Expected volatility	169.00%	227.00%
Broker Warrants [Member]
IfrsStatementLineItems [Line Items]
Share price	$ 0.50		$ 0.62
Exercise price	$ 0.94		$ 0.99
Expected life	2 years		2 years
Risk-free interest rate	3.50%		4.10%
Expected volatility	173.00%		117.00%